Taxation - Significant Components of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Deferred revenue	¥ 38,436	¥ 24,434
Quality assurance fund payable	35,947	36,831
Accounts receivable	34,030
Net accumulated losses-carry forward	18,530	1,920
Investor reserve fund	16,149
Payroll and welfare payable and other temporary difference	5,988	3,370
Allowance for doubtful accounts and loan losses	819	163
Less: valuation allowance	(21,538)	(2,906)	¥ (49,877)	¥ (23,914)
Total deferred tax assets	128,361	63,812
Deferred tax liabilities:
Intangible assets arisen from business combination	(15,940)
Investor reserve funds		(32,094)
Total deferred tax liabilities	(15,940)	(32,094)
Net deferred tax assets	¥ 112,421	¥ 31,718